4. SHARE EXCHANGE AGREEMENT (Tables)	3 Months Ended	7 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Share Exchange Agreement Tables
Schedule of fair value of assets and liabilities
Cash	$1,790
Accounts receivable	8,370
Accounts payable	(20,823)
The fair value of Promap’s net liabilities at the August 14, 2013 recapitalization	$(10,663)

Cash	$1,790
Accounts receivable	8,370
Accounts payable	(20,823)
The fair value of the company’s net liabilities at the August 14, 2013 recapitalization	$(10,663)